RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amounts owed to related parties	¥ 36,348	¥ 36,348